DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

February 16, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (the “Funds”), each a series of Deutsche DWS Variable Series I (the“Trust”) (Reg. Nos. 002-96461; 811-04257)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 75 under the Securities Act of 1933 (“Securities Act”) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on May 1, 2021. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect, for DWS Global Small Cap VIP, a new management process. The Amendment has been electronically coded to show changes from the Prospectuses and Statement of Additional Information (“SAI”) last filed with the Commission on April 20, 2020 in Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act. The Trust respectfully requests selective review of only this change.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

DWS Investment Management Americas, Inc.

 cc: John Marten, Esq., Vedder Price P.C.